Summary of Significant Accounting Policies - Schedule of Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Consolidated Statements of Cash Flows [Abstract]
Cash	$ 2,850	$ 723
Restricted cash	142	138
Total cash and restricted cash	$ 2,992	$ 861	$ 7,462